FPA Crescent Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 5.4%
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
	AGENCY — 0.1%
	Eleven Madison Mortgage Trust
$12,681,000	Series 2015-11MD, Class A, 3.555%, 9/10/2035(a),(b)	$11,922,824
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $11,306,566)	11,922,824
	CONVERTIBLE BONDS — 1.8%
	Delivery Hero AG
2,600,000	1.000%, 4/30/2026	2,490,547
86,200,000	1.000%, 1/23/2027	77,855,925
1,600,000	1.500%, 1/15/2028	1,353,710
	Wayfair, Inc.
84,672,000	0.625%, 10/1/2025	78,431,674
4,278,000	1.000%, 8/15/2026	3,949,022
	Zillow Group, Inc.
1,703,000	2.750%, 5/15/2025	1,798,802
12,336,000	1.375%, 9/1/2026	15,196,435
	TOTAL CONVERTIBLE BONDS
	(Cost $169,029,179)	181,076,115
	CORPORATE BANK DEBT — 0.9%
	CB&I STS Delaware LLC
39,989,722	13.086% (3-Month Term SOFR+776.2 basis points), 12/31/2026(b),(c),(d),(e),(f),(g)	39,189,927
	Cornerstone OnDemand, Inc.
2,532,241	9.195% (1-Month Term SOFR+386.4 basis points), 10/16/2028(b),(d),(g)	2,481,596
	Farfetch U.S. Holdings, Inc.
31,769,673	11.666% (3-Month Term SOFR+625 basis points), 10/20/2027(b),(d),(g)	29,228,099
	Lealand Finance Company B.V. Senior Exit LC
28,908,272	3.500%, 6/30/2027(b),(c),(d),(e),(g),(h),(i)	(14,454,136)
	McDermott LC
31,488,530	9.592%, 6/30/2027(b),(c),(d),(e),(g),(h)	15,416,456
	McDermott Tanks Escrow LC
7,265,394	9.592%, 12/31/2026(b),(c),(d),(e),(g)	3,632,697
	McDermott Technology Americas, Inc.
1,074,221	8.442% (1-Month Term SOFR+311.4 basis points), 6/30/2027(b),(c),(d),(g)	537,110
38,470,544	6.443% (1-Month Term SOFR+111.4 basis points), 12/31/2027(b),(c),(d),(f),(g)	15,003,512
	Vision Solutions, Inc.
2,531,937	9.586% (3-Month Term SOFR+426.2 basis points), 5/28/2028(b),(d),(g)	2,531,936
	TOTAL CORPORATE BANK DEBT
	(Cost $149,540,540)	93,567,197
	CORPORATE BONDS — 0.4%
	ENERGY — 0.0%
	Gulfport Energy Corp.
637,767	8.000%, 5/17/2026	647,334

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS — 0.4%
	Charles Schwab Corp.
$18,976,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	$17,637,799
2,588,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	2,338,905
	Vornado Realty LP
8,815,000	3.500%, 1/15/2025	8,539,531
8,623,000	2.150%, 6/1/2026	7,796,572
		36,312,807
	TOTAL CORPORATE BONDS
	(Cost $33,350,429)	36,960,141
	U.S. TREASURY NOTES & BONDS — 2.2%
	U.S. Treasury Note
231,000,000	5.000%, 8/31/2025	231,449,018
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $231,515,106)	231,449,018
	TOTAL BONDS & DEBENTURES
	(Cost $594,741,820)	554,975,295

Number of Shares
	CLOSED-END FUNDS — 0.1%
4,756,180	Altegrity, Inc.(e),(g)	11,081,900
	TOTAL CLOSED-END FUNDS
	(Cost $0)	11,081,900
	COMMON STOCKS — 62.0%
	AEROSPACE & DEFENSE — 2.4%
1,149,838	Howmet Aerospace, Inc.	78,683,414
745,845	Safran SA	169,020,113
		247,703,527
	APPAREL & TEXTILE PRODUCTS — 0.9%
606,475	Cie Financiere Richemont SA Class A	92,460,708
	ASSET MANAGEMENT — 1.4%
476,633	Groupe Bruxelles Lambert NV	36,026,441
408,466	LPL Financial Holdings, Inc.	107,916,717
457,176	Pershing Square Tontine Holdings Ltd.(e),(g)	—
46,911	PowerUp Acquisition Corp*	517,428
		144,460,586
	BANKING — 4.7%
4,452,588	Citigroup, Inc.	281,581,665
3,496,861	Wells Fargo & Co.	202,678,064
		484,259,729
	BEVERAGES — 2.8%
2,137,538	Heineken Holding NV	172,497,402

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BEVERAGES (Continued)
4,466,022	JDE Peet's NV	$93,762,853
2,186,351	Swire Pacific Ltd. Class A	17,989,371
		284,249,626
	CABLE & SATELLITE — 4.1%
393,387	Charter Communications, Inc. Class A*	114,330,064
7,087,694	Comcast Corp. Class A	307,251,535
		421,581,599
	CHEMICALS — 2.2%
2,596,396	International Flavors & Fragrances, Inc.	223,264,092
	CONSTRUCTION MATERIALS — 3.4%
3,902,547	Holcim AG*	353,345,147
	E-COMMERCE DISCRETIONARY — 2.1%
1,810,103	Alibaba Group Holding Ltd.	16,246,501
1,081,119	Amazon.com, Inc.*	195,012,245
		211,258,746
	ELECTRIC UTILITIES — 1.0%
2,241,472	FirstEnergy Corp.	86,565,649
720,710	PG&E Corp.	12,079,099
		98,644,748
	ELECTRICAL EQUIPMENT — 2.7%
1,869,808	TE Connectivity Ltd.	271,570,914
	ENGINEERING & CONSTRUCTION — 0.9%
56,585,910	McDermott International, Ltd.*,(c),(e),(g)	11,317,075
694,573	Samsung C&T Corp.	82,600,659
		93,917,734
	ENTERTAINMENT CONTENT — 0.5%
33,130	Epic Games, Inc.(e),(g)	8,812,580
2,754,657	Nexon Co. Ltd.	45,674,389
		54,486,969
	FOOD — 0.2%
1,628,225	Herbalife Ltd.*	16,363,661
	HEALTH CARE FACILITIES & SVCS — 0.8%
233,915	ICON PLC*	78,583,744
	INDUSTRIAL SUPPORT SERVICES — 1.5%
699,096	Ferguson PLC	152,703,539
	INSTITUTIONAL FINANCIAL SVCS — 2.0%
4,697,583	Jefferies Financial Group, Inc.	207,163,410
	INSURANCE — 1.8%
540,107	Aon PLC Class A	180,244,508

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET MEDIA & SERVICES — 10.7%
2,123,830	Alphabet, Inc. Class A*	$320,549,662
1,369,800	Alphabet, Inc. Class C*	208,565,748
551,839	Delivery Hero SE*,(a)	15,785,965
646,495	Just Eat Takeaway.com NV*,(a)	9,581,992
687,716	Meta Platforms, Inc. Class A	333,941,135
68,469	Netflix, Inc.*	41,583,278
2,882,508	Prosus N.V.*	90,418,514
951,959	Uber Technologies, Inc.*	73,291,323
		1,093,717,617
	LEISURE FACILITIES & SERVICES — 1.1%
1,533,842	Entain PLC	15,437,153
402,415	Marriott International, Inc. Class A	101,533,328
		116,970,481
	METALS & MINING — 1.3%
25,011,010	Glencore PLC*	137,413,766
	OIL & GAS PRODUCERS — 1.7%
479,313	Gulfport Energy Corp.*	76,747,598
5,262,897	Kinder Morgan, Inc.	96,521,531
		173,269,129
	OTHER COMMON STOCK — 0.6%
—	Other Common Stock(k)	64,732,243
	REIT — 1.0%
4,120,722	Douglas Emmett, Inc.	57,154,414
1,668,698	Vornado Realty Trust	48,008,442
		105,162,856
	RETAIL - DISCRETIONARY — 1.3%
1,521,148	CarMax, Inc.*	132,507,202
	SEMICONDUCTORS — 5.3%
1,449,667	Analog Devices, Inc.	286,729,636
96,076	Broadcom, Inc.	127,340,091
521,846	NXP Semiconductors NV	129,297,784
		543,367,511
	TECHNOLOGY HARDWARE — 2.0%
418,505	Dell Technologies, Inc. Class C	47,755,606
1,942,412	NCR Atleos Corp.*	38,362,637
2,082,160	NCR Voyix Corp.*	26,297,681
1,626,680	Nintendo Co. Ltd.	88,748,514
		201,164,438
	TECHNOLOGY SERVICES — 0.9%
1,430,916	LG Corp.	93,109,186

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TRANSPORTATION EQUIPMENT — 0.7%
493,896	Westinghouse Air Brake Technologies Corp.	$71,950,769
	TOTAL COMMON STOCKS
	(Cost $3,677,498,736)	6,349,628,185
	LIMITED PARTNERSHIPS — 2.8%
150,000	Footpath Ventures SPV IV LP(g),(l)	12,412,430
2,073,734	FPS Group Ltd.(c),(e),(g)	240,622,105
107,799	FPS Shelby Holdco I LLC(c),(e),(g)	8,876,468
958,312	GACP II LP(g),(l)	2,595,156
1,146,250	Sound Holding FP(c),(e),(g)	22,861,312
120,000	U.S. Farming Realty Trust II LP(c),(e),(g)	3,022,116
	TOTAL LIMITED PARTNERSHIPS
	(Cost $180,536,435)	290,389,587
	PREFERRED STOCKS — 0.1%
	ENERGY — 0.0%
1,345	Gulfport Energy Corp., 10.000%, (e)	1,306,640

	INDUSTRIALS — 0.1%
26,288	McDermott International, Ltd., 8.000%, (c),(e),(g)	2,987,331
	TOTAL PREFERRED STOCKS
	(Cost $2,473,080)	4,293,971
	WARRANTS (SPAC) — 0.0%
18,063	American Oncology Network, Inc., Expiration Date: March 31, 2028*	6,143
160,436	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	8,631
266,952	BigBear.ai Holdings, Inc., Expiration Date: December 31, 2028*	89,482
173,528	Brand Engagement Network, Inc., Expiration Date: December 31, 2027*	20,841
1,007,550	BurTech Acquisition Corp., Expiration Date: December 18, 2026*	181,258
123,284	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	39,451
344,045	Disruptive Acquisition Corp. I A Shares, Expiration Date: March 6, 2026*,(e)	—
167,442	ECARX Holdings, Inc., Expiration Date: December 21, 2027*	5,023
414,327	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*	456
64,614	Global Partner Acquisition Corp. II, Expiration Date: December 30, 2027*,(e)	—
344,044	Golden Arrow Merger Corp., Expiration Date: July 31, 2027*	65,437
98,835	Heliogen, Inc., Expiration Date: March 31, 2028*	978
316,054	MariaDB PLC, Expiration Date: December 16, 2027*	28,445
179,967	Metals Acquisition Ltd., Expiration Date: June 16, 2028*	367,133
216,065	NioCorp Developments Ltd., Expiration Date: March 17, 2028*	84,265
91,791	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*,(e)	92
70,911	Northern Star Investment Corp. IV, Expiration Date: December 31, 2027*,(e)	7
193,976	Plum Acquisition Corp. I, Expiration Date: December 31, 2028*	75,651
13,439	Plum Acquisition Corp. III, Expiration Date: March 31, 2028*	1,814
23,455	PowerUp Acquisition Corp., Expiration Date: February 18, 2027*	706
10,692	Prenetics Global Ltd., Expiration Date: December 31, 2026*	111

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Number of Shares		Value
	WARRANTS (SPAC) (Continued)
77,074	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(e)	$6,952
516,072	Sable Offshore Corp., Expiration Date: December 31, 2028*	1,331,466
178,581	Slam Corp., Expiration Date: December 31, 2027*	32,145
27,467	Swvl Holdings Corp., Expiration Date: March 31, 2027*	467
330,005	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	31,021
	TOTAL WARRANTS (SPAC)
	(Cost $1,540,172)	2,377,975
	SHORT-TERM INVESTMENTS — 27.8%
	MONEY MARKET INVESTMENTS — 0.0%
152,045	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 5.08%(m)	152,045

Principal Amount
	COMMERCIAL PAPER — 9.3%
$33,750,000	Cisco Systems, Inc., 5.32%, 4/8/2024	33,715,087
29,700,000	Cisco Systems, Inc., 5.28%, 4/12/2024	29,652,084
17,000,000	Cisco Systems, Inc., 5.32%, 5/28/2024	16,856,803
40,000,000	Coca-Cola Co., 5.28%, 6/5/2024	39,618,667
120,000,000	Coca-Cola Co., 5.27%, 6/28/2024	118,454,133
25,000,000	Johnson & Johnson Co., 5.38%, 4/3/2024	24,992,528
57,000,000	Johnson & Johnson Co., 5.26%, 6/6/2024	56,450,330
67,873,000	Johnson & Johnson Co., 5.23%, 7/1/2024	66,975,700
21,800,000	Johnson & Johnson Co., 5.15%, 7/12/2024	21,481,902
15,000,000	Kenvue, Inc., 5.32%, 4/1/2024	15,000,000
40,000,000	Kenvue, Inc., 5.31%, 4/24/2024	39,864,300
35,000,000	PepsiCo., Inc., 5.27%, 6/11/2024	34,636,224
60,000,000	Pfizer, Inc., 5.28%, 5/31/2024	59,472,000
35,000,000	Pfizer, Inc., 5.28%, 6/7/2024	34,656,067
8,000,000	Roche Holdings, Inc., 5.25%, 4/2/2024	7,998,833
54,100,000	Roche Holdings, Inc., 5.25%, 4/3/2024	54,084,221
50,000,000	Roche Holdings, Inc., 5.25%, 4/10/2024	49,934,375
70,000,000	Roche Holdings, Inc., 5.25%, 4/12/2024	69,887,708
50,000,000	Roche Holdings, Inc., 5.26%, 4/22/2024	49,846,583
97,000,000	Roche Holdings, Inc., 5.27%, 4/24/2024	96,673,406
35,000,000	Roche Holdings, Inc., 5.30%, 5/13/2024	34,783,583
		955,034,534
	TREASURY BILLS — 18.5%
70,000,000	U.S. Treasury Bill, 1.33%, 4/2/2024(n)	69,989,832
45,000,000	U.S. Treasury Bill, 2.65%, 4/4/2024(n)	44,980,448
50,500,000	U.S. Treasury Bill, 3.83%, 4/9/2024(n)	50,441,711
80,000,000	U.S. Treasury Bill, 4.06%, 4/11/2024(n)	79,884,447
60,000,000	U.S. Treasury Bill, 4.38%, 4/16/2024(n)	59,870,678
60,000,000	U.S. Treasury Bill, 4.49%, 4/18/2024(n)	59,852,780

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Principal Amount		Value
	TREASURY BILLS (Continued)
$61,800,000	U.S. Treasury Bill, 4.67%, 4/23/2024(n)	$61,602,982
55,500,000	U.S. Treasury Bill, 4.72%, 4/25/2024(n)	55,306,860
15,000,000	U.S. Treasury Bill, 4.80%, 4/30/2024(n)	14,937,099
60,000,000	U.S. Treasury Bill, 4.86%, 5/2/2024(n)	59,729,370
39,900,000	U.S. Treasury Bill, 4.92%, 5/7/2024(n)	39,691,411
50,000,000	U.S. Treasury Bill, 4.94%, 5/9/2024(n)	49,724,078
44,000,000	U.S. Treasury Bill, 4.96%, 5/14/2024(n)	43,726,427
300,000,000	U.S. Treasury Bill, 4.73%, 5/16/2024(n)	298,146,875
18,000,000	U.S. Treasury Bill, 5.03%, 5/21/2024(n)	17,869,405
46,000,000	U.S. Treasury Bill, 5.05%, 5/23/2024(n)	45,652,460
35,000,000	U.S. Treasury Bill, 5.07%, 5/30/2024(n)	34,682,799
55,000,000	U.S. Treasury Bill, 5.09%, 6/4/2024(n)	54,471,263
300,000,000	U.S. Treasury Bill, 4.98%, 6/13/2024(n)	296,696,310
10,000,000	U.S. Treasury Bill, 5.12%, 6/18/2024(n)	9,883,200
50,000,000	U.S. Treasury Bill, 5.15%, 6/25/2024(n)	49,366,580
136,000,000	U.S. Treasury Bill, 5.12%, 9/5/2024(n)	132,903,919
276,000,000	U.S. Treasury Bill, 5.22%, 10/3/2024(n)	268,739,378
		1,898,150,312
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,853,776,395)	2,853,336,891

	TOTAL INVESTMENTS — 98.2%
	(Cost $7,310,566,638)	10,066,083,804

	Other Assets in Excess of Liabilities — 1.8%	182,379,351
	TOTAL NET ASSETS — 100.0%	$10,248,463,155

Number of Shares
	SECURITIES SOLD SHORT — (0.2)%
	COMMON STOCKS — (0.2)%
—	Other Common Stock(k)	(21,251,864)
	TOTAL COMMON STOCKS
	(Proceeds $19,151,988)	(21,251,864)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $19,151,988)	$(21,251,864)

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $37,290,781, which represents 0.36% of Net Assets.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

(b)	Variable or floating rate security.

(c)	Affiliated company.

(d)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

(e)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 3.46% of Net Assets. The total value of these securities is $354,679,522.

(f)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.

(g)	Restricted securities. These restricted securities constituted 4.08% of total net assets at March 31, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.

(h)	As of March 31, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.

(i)	All or a portion of the loan is unfunded.

(j)	Perpetual security. Maturity date is not applicable.

(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.

(m)	The rate is the annualized seven-day yield at period end.

(n)	Treasury bill discount rate.

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Total Return Swaps - Short

Receive	Pay	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
Cresco Labs, Inc.	CDOR01M + 1.500%	Annual	Nomura Securities International, Inc.	6/30/2024	CAD	2,043,176	$887,991	—	$887,991
Green Thumb Industries, Inc.	OBFR + 1.500%	Annual	Nomura Securities International, Inc.	6/30/2024		$2,012,762	12,017,826	—	12,017,826
Trulieve Cannabis Corp.	CDOR01M + 1.500%	Annual	Nomura Securities International, Inc.	6/30/2024	CAD	521,511	3,978,797	—	3,978,797
Verano Holdings Corp.	CDOR01M + 1.500%	Annual	Nomura Securities International, Inc.	6/30/2024	CAD	1,619,914	4,505,449	—	4,505,449
							$21,390,063	—	$21,390,063

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Altegrity, Inc.	9/1/2021	$-	$11,081,900	0.11%
CB&I STS Delaware LLC, 13.086% (3-Month Term SOFR+776.2basis points),12/31/2026	9/5/2023	39,989,722	39,189,927	0.38%
Cornerstone OnDemand, Inc., 9.195% (1-Month Term SOFR+386.4basis points),10/16/2028	12/7/2022	2,278,658	2,481,596	0.02%
Epic Games, Inc.	6/25/2020	19,049,750	8,812,580	0.09%
Farfetch U.S. Holdings, Inc., 11.666% (3-Month Term SOFR+625basis points),10/20/2027	9/28/2022	29,383,002	29,228,099	0.28%
Footpath Ventures SPV IV LP	9/24/2021	15,562,050	12,412,430	0.12%
FPS Group Ltd.	10/17/2018	153,900,450	240,622,105	2.35%
FPS Shelby Holdco I LLC	2/4/2020	11,073,935	8,876,468	0.09%
GACP II LP	1/12/2018	-	2,595,156	0.02%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	11/12/2019	(12,507,204)	(14,454,136)	-0.14%
McDermott International, Ltd.	7/1/2020	55,498,910	11,317,075	0.11%
McDermott International, Ltd., 8.000%	12/31/2020	1,201,538	2,987,331	0.03%
McDermott LC, 9.592%, 6/30/2027	12/31/2020	31,160,754	15,416,456	0.15%
McDermott Tanks Escrow LC, 9.592%, 12/31/2026	12/31/2020	7,265,350	3,632,697	0.04%
McDermott Technology Americas, Inc., 8.442% (1-Month Term SOFR+311.4basis points),6/30/2027	7/1/2020	1,074,192	537,110	0.01%
McDermott Technology Americas, Inc., 6.443% (1-Month Term SOFR+111.4basis points),12/31/2027	7/1/2020	48,730,033	15,003,512	0.15%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
Sound Holding FP	10/7/2013	-	22,861,312	0.22%
U.S. Farming Realty Trust II LP	12/24/2012	-	3,022,116	0.03%
Vision Solutions, Inc., 9.586% (3-Month Term SOFR+426.2basis points),5/28/2028	12/7/2022	2,166,033	2,531,936	0.02%
		$405,827,173	$418,155,670	4.08%

FPA Crescent Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2024 (unaudited)

Affiliated Security	Shares Held as of December 31, 2023	Beginning Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value March 31, 2024	Shares as of March 31, 2024	Income from Affiliated Investments
CB&I STS Delaware LLC 13.086% (3-Month Term SOFR+776.2 basis points), 12/31/2026(a),(b),(c),(d),(e)	38,703,999	$37,929,919	$1,285,724	$-	$-	$-	$(25,716)	$-	$39,189,927	39,989,722	$1,296,989
FPS Group Ltd.(c),(e)	2,073,734	240,622,105	-	-	-	-	-	-	240,622,105	2,073,734	-
FPS Shelby Holdco I LLC(c),(e)	107,799	8,876,468	-	-	-	(1,960,000)	1,960,000	-	8,876,468	107,799	-
Lealand Finance Company B.V. Senior Exit LC 3.500%, 6/30/2027(a),(b),(c),(e),(f),(g)	19,148,815	(9,868,366)	-	(4,223,182)	641,704	(388,301)	(615,991)	-	(14,454,136)	28,908,272	133,739
McDermott International, Ltd.*,(b),(e)	56,585,375	5,092,684	-	-	-	-	6,224,391	-	11,317,075	56,585,910	-
McDermott International, Ltd., 8.000%,(c),(e)	26,288	2,987,331	-	-	-	-	-	-	2,987,331	26,288	-
McDermott LC 9.592%, 6/30/2027(a),(b),(c),(e),(f)	21,452,975	10,726,488	4,223,182	(1,246,903)	-	(327,812)	2,041,501	-	15,416,456	31,488,530	778,504
McDermott Tanks Escrow LC 9.592%, 12/31/2026(a),(b),(c),(e)	7,265,394	3,632,697	-	-	-	-	-	-	3,632,697	7,265,394	192,239
McDermott Technology Americas, Inc., 8.442% (1-Month Term SOFR+311.4 basis points), 6/30/2024(a),(b),(e)	1,074,221	708,986	-	-	-	-	(171,876)	-	537,110	1,074,221	30,256
McDermott Technology Americas, Inc., 6.443% (1-Month Term SOFR+111.4 basis points), 6/30/2025(a),(b),(d),(e)	35,242,982	13,744,763	1,414,037	-	-	(2,694,144)	2,538,856	-	15,003,512	38,470,544	1,914,942
Sound Holding FP(c),(e)	1,146,250	23,393,851	-	-	-	-	(532,539)	-	22,861,312	1,146,250	-
U.S. Farming Realty Trust II LP(c),(e)	120,000	2,992,419	-	-	-	-	29,697	-	3,022,116	120,000	-
Total		$340,839,345	$6,922,943	$(5,470,085)	$641,704	$(5,370,257)	$11,448,323	$-	$349,011,973		$4,346,669

(a)	Variable or floating rate security.
(b)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 3.46% of Net Assets. The total value of these securities is $354,679,522.

(d)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.

(e)	Restricted securities. These restricted securities constituted 4.08% of total net assets at March 31, 2024, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Trustees.

(f)	As of March 31, 2024, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.

(g)	All or a portion of the loan is unfunded.